OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2021

Revenues	$396	$-	$25	$47	$468

Operating loss	$(5,144)	$(73)	$(3,257)	$(5,231)	$(13,705)

Net financing expense					$(302)

Loss before taxes on income					$(14,007)
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2020

Revenues	$354	$-	$-	$19	$373

Operating loss	$(4,392)	$(147)	$(1,861)	$(5,684)	$(12,084)

Net financing income					$59

Loss before taxes on income					$(12,025)

Schedule of Major Customers
	Six months ended June 30,
	2021	2020
	Unaudited

Customer A	-	12%
Customer B (subsidiary shareholder)	34%	67%
Customer C	40%	-
Customer D	*)-	12%
Customer E	13%	-

Schedule of Geographical Information
	Six months ended June 30,
	2021	2020
	Unaudited

United States	73%	67%
Israel	24%	17%
Brazil	3%	12%
Other	-	4%

	100%	100%

Schedule of Percentage of Non-Current Assets
	June 30, 2021	December 31, 2020
	Unaudited	Audited

United States	89%	82%
Israel	11%	18%
	100%	100%